Earnings Per Share	12 Months Ended
Dec. 31, 2019
Basic and diluted earnings per share [abstract]
Earnings Per Share
Note 12: Earnings Per Share
Basic earnings per share was calculated by dividing earnings attributable to common shareholders less dividends declared on preference shares by the sum of the weighted-average number of common shares outstanding and vested deferred share units (“DSUs”) outstanding during the period. DSUs represent common shares that certain employees have elected to receive in the future upon vesting of share-based compensation awards or in lieu of cash compensation.
Diluted earnings per share was calculated using the denominator of the basic calculation described above adjusted to include the potentially dilutive effect of outstanding stock options and time-based restricted share units (“TRSUs”).
Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Year ended December 31,

	2019	2018
Earnings attributable to common shareholders	1,564	3,933
Less: Dividends declared on preference shares	(3)	(3)
Earnings used in consolidated earnings per share	1,561	3,930
Less: Loss (earnings) from discontinued operations, net of tax	6	(3,859)
Remove: Non-controlling interests from discontinued operations	-	90
Earnings used in earnings per share from continuing operations	1,567	161
The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Year ended December 31,

	2019	2018
Weighted-average number of common shares outstanding	500,395,573	666,945,878
Weighted-average number of vested DSUs	434,180	640,507
Basic	500,829,753	667,586,385
Effect of stock options and TRSUs	1,691,447	624,332
Diluted	502,521,200	668,210,717
There were no share-based compensation awards outstanding at December 31, 2019 or 2018 where the exercise price was greater than the average market price.